Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 195	¥ 196	¥ 2,189	¥ 673
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	195	196	518	673
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Recorded investment		4		4
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	4	3	5	6
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 191	¥ 189	513	¥ 663
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment			1,671
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Recorded investment			¥ 1,671